Thornburg Limited Term Income Funds

Semi-Annual Report
March 31, 2003

Thornburg Limited Term Income Funds
All data as of 3/31/03

   Fund facts:       Thornburg Limited Term Income Fund
                                     A Shares      C Shares    I Shares
Annualized Distribution Rate           3.94%         3.53%       4.25%

SEC Yield                              2.87%         2.52%       3.22%

NAV                                   $12.90        $12.88      $12.90

Maximum Offering Price                $13.10        $12.88      $12.90

   Total returns:    (Annual Average - After Subtracting Maximum Sales Charge)
One Year                               9.72%        10.98%       11.73%

Five Years                             6.31%         6.21%        6.95%

Ten Years                              6.32%         N/A          N/A

Since Inception                        6.43%         6.52%        7.37%

Inception Date                     (10/1/1992)   (9/1/1994)    (7/5/1996)

    Fund facts:       Thornburg Limited Term U.S. Government Fund*
                                A Shares   B Shares   C Shares  I Shares
Annualized Distribution Rate      3.97%      3.47%      3.64%     4.29%

SEC Yield                         3.06%      2.63%      2.76%     3.43%

NAV                              $13.28     $13.28     $13.36    $13.28

Maximum Offering Price           $13.48     $13.28     $13.36    $13.28

    Total returns:    (Annual Average - After Subtracting Maximum Sales Charge)
One Year                          9.64%       N/A      10.92%    11.65%

Five Years                        6.43%       N/A       6.37%     7.14%

Ten Years                         5.80%       N/A        N/A       N/A

Since Inception                   6.96%     (3.77%)     6.33%     7.34%

Inception Date               (11/16/1987)(11/1/2002) (9/1/1994) (7/5/1996)

*Shares are not guaranteed by the U.S. Government.

The investment return and principal value of an investment in the Funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Funds' Class A Shares is 1.50%. Class B shares of the Thornburg Limited Term U.S. Government Fund do not carry a front end sales charge. However, they are subject to a declining contingent deferred sales charge (CDSC) if the shares are redeemed within seven years of purchase.

The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the month's total distribution factor and dividing this sum by a 30-day period and annualizing to a 360-day year. The value is then divided by the ending NAV to arrive at the annualized distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the fund's NAV and current distributions.

Letter to shareholders

April 16, 2003

Dear Fellow Shareholder,

I am pleased to present the Semi-Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the six-month period ending March 31, 2003. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the period at $12.90. If you were invested for the entire period, you received dividends of 25.8 cents per share. If you reinvested your dividends, you received 26.1 cents per share. Investors who owned C shares received 23.5 and 23.7 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the period at $13.28. If you were invested for the entire period, you received dividends of 24.1 cents per share. If you reinvested your dividends, you received 24.3 cents per share. Investors who owned C shares received 22.4 and 22.5 cents per share, respectively. Thornburg Investment Trust, Inc. also started a class of "B" shares of the Thornburg Limited Term U.S. Government Fund in the last six months; they ended the period with a net asset value of $13.28. Please read the accompanying exhibits for more detailed information and history.

I am pleased to present the Semi-Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the six-month period ending March 31, 2003. The net asset value of the I shares of the Thornburg Limited Term Income Fund ended the period at $12.90. If you were invested for the entire period, you received dividends of 27.8 cents per share. If you reinvested your dividends, you received 28.0 cents per share. The net asset value of the I shares of the Thornburg Limited Term U.S. Government Fund ended the period at $13.28. If you were invested for the entire period, you received dividends of 26.2 cents per share. If you reinvested your dividends, you received 26.4 cents per share.

Interest rates are about the same as they were six months ago, but the yield curve has steepened as short term rates have dropped a little while interest rates on bonds due in five years or more have moved up. Money market instruments are continuing to drop lower in yield. Those who have waited for interest rates to move up have left a lot of money on the sidelines. The Fed, in an unusual move, stated that it would wait to see what effect the war in Iraq has had on the U.S. economy before determining their next policy statement.

The war in Iraq has certainly dominated recent market moves. Now that the combat is for the most part overwith, the market is once again starting to look at the fundamentals of the economy. Economic reports have been mixed, but generally point to an economy that is past its worst.

The U.S. consumer has continued to spend and has kept the economy afloat, but there has been precious little contribution from corporate America. Until corporations start to spend money on infrastructure and start to hire more workers, the economy will probably remain in a slow-growth mode. With capacity utilization in the mid 70's, there exists little incentive for corporations to increase plant and equipment expenditures or hire more workers. The steady loss of jobs has been offset by strong productivity growth, but this does little for the spending habits of those who are unemployed or underemployed. And with housing and automobile purchases at their recent highs, it is hard to imagine acceleration in spending coming from those sectors. These signs probably mean that the Fed may have to lower rates further or conduct open market bond purchases in an attempt to keep rates low. Even if the Fed doesn't lower rates, it will have to wait - with the economy this fragile - until signs show that economic recovery is well under way before starting to raise rates. Once the Fed begins to raise rates, it will probably raise rates slowly so as to not jeopardize the recovery.

The short and intermediate sectors of the fixed income market should fare reasonably well in this environment, especially the investment grade corporate sector. Not only is the yield curve steep, but the credit curve in the corporate market is steep and there is extra yield for those willing to step out a little in maturity. And as the economic recovery takes hold, corporate America's belt-tightening of the last few years should allow companies to continue to improve balance sheets and income statements.

Regardless of the direction of interest rates, we believe your Funds are well-positioned. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short- to intermediate-term bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always nearing maturity, but never too many at one time. We believe a laddered maturity portfolio of short- to intermediate-term bonds is an attractive strategy over time. Intermediate bonds have proven a sensible part of a portfolio. They can provide stability to the underlying principal; they can provide income for the portfolio; and, over the years, they have provided an attractive return versus money market instruments. A glance at the charts in this report will compare the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund to Lipper's money market funds average.

Thank you for investing in the Thornburg bond funds. We believe the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for those who want a short- to intermediate-term bond portfolio. While future performance cannot be guaranteed, we feel that we are well-positioned, and we will maintain a steady course.

Steven J. Bohlin
Portfolio Manager

Statements of assets and liabilities

Thornburg Limited Term Income Funds

March 31, 2003
(Unaudited)

                                                                      Limited Term U.S.      Limited Term
                                                                      Government Fund        Income Fund
ASSETS
Investments at value (cost $220,033,205
         and $224,658,212, respectively) ...............................   $ 233,084,490    $ 235,651,356
Cash ...................................................................       4,395,311           26,681
Receivable for investments sold ........................................               0           84,865
Principal receivable ...................................................          36,161                0
Receivable for fund shares sold ........................................       1,500,884        1,399,106
Interest receivable ....................................................       2,198,944        2,782,093
Prepaid expenses and other assets ......................................          40,047           31,739
                  Total Assets .........................................     241,255,837      239,975,840

LIABILITIES
Payable for securities purchased .......................................               0        2,329,357
Payable for fund shares redeemed .......................................         198,367          479,131
Accounts payable and accrued expenses ..................................         119,530          361,438
Payable to investment advisor (Note 3) .................................          99,779          119,932
Dividends payable ......................................................         169,276          182,556
                  Total Liabilities ....................................         586,952        3,472,414
NET ASSETS .............................................................   $ 240,668,885    $ 236,503,426

NET ASSETS CONSIST OF:
         Undistributed (Distribution in Excess of) net investment income   $           0                $
                                                                                                  (52,735)
         Net unrealized appreciation on investments ....................      13,051,285       10,998,141
         Accumulated net realized loss .................................      (7,908,162)      (2,957,331)
         Net capital paid in on shares of beneficial interest ..........     235,525,762
                                                                                              228,515,351
                                                                           $ 240,668,885    $ 236,503,426
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($184,098,888 and $141,574,516 applicable to 13,861,427 and 10,973,214
         shares of beneficial interest outstanding - Note 4) ...........   $       13.28    $       12.90

Maximum sales charge, 1.50% of offering price ..........................            0.20             0.20
Maximum Offering Price Per Share .......................................   $       13.48    $       13.10

Class B Shares:
Net asset value, offering and redemption price per share* ($2,173,117 applicable to 163,629 shares of beneficial
         interest outstanding - Note 4) ................................   $       13.28    $           0

Class C Shares:
Net asset value and offering price per share * ($43,483,066 and $41,975,154 applicable to 3,253,904 and 3,258,559 shares of
         beneficial interest outstanding - Note 4) .....................   $       13.36    $       12.88

Class I Shares:
Net asset value, offering and redemption price per share ($10,913,814 and
         $52,953,756 applicable to 821,826 and 4,104,160 shares
         of beneficial interest outstanding - Note 4) ..................   $       13.28    $       12.90

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges. See notes to financial statements


Statements of operations

Thornburg Limited Term Income Funds

Six Months Ended March 31, 2003
(Unaudited)

                                                             Limited Term U.S.  Limited Term
                                                               Government        Income Fund
INVESTMENT INCOME:
Interest income (net of premium amortized
         of $610,341 and $461,724, respectively) .............   $ 4,806,136   $  5,103,116


EXPENSES:
Investment advisory fees (Note 3) ............................       395,235        506,560
Administration fees (Note 3)
         Class A Shares ......................................       103,165         76,055
         Class B Shares ......................................           478
         Class C Shares ......................................        22,839         22,363
         Class I Shares ......................................         2,105         11,289
Distribution and service fees (Note 3)
         Class A Shares ......................................       191,702        117,719
         Class B Shares ......................................         1,914
         Class C Shares ......................................       183,392        179,530
Transfer agent fees
         Class A Shares ......................................        85,089         63,122
         Class B Shares ......................................         6,088
         Class C Shares ......................................        19,389         19,646
         Class I Shares ......................................         8,683         11,438
Registration and filing fees
         Class A Shares ......................................         7,611          5,843
         Class B Shares ......................................         6,040
         Class C Shares ......................................         4,501          4,452
         Class I Shares ......................................         4,952          4,824
Custodian fees (Note 3) ......................................        55,235         56,057
Professional fees ............................................        11,656         16,580
Accounting fees ..............................................         3,054          6,065
Trustee fees .................................................         1,938          1,508
Other expenses ...............................................        16,626         20,659

                  Total Expenses .............................     1,131,692      1,123,710
Less:
         Expenses reimbursed by investment advisor (Note 3) ..       (20,055)             0
         Distribution and service fees waived (Note 3) .......       (92,035)       (90,080)
         Management fees waived by investment advisor (Note 3)             0
                                                                                    (28,563)
         Fees paid indirectly (Note 3) .......................       (16,135)        (1,597)

                           Net Expenses ......................     1,003,467      1,003,470

                           Net Investment Income .............   $ 3,802,669   $  4,099,646

                                                             Limited Term U.S.   Limited Term
                                                              Government Fund     Income Fund


REALIZED AND UNREALIZED GAIN (LOSS) (Note 6) Net Realized Gain on:
         Investments .................................            $        0   $    231,197
         Foreign currency transactions ...............                     0            226

                                                                           0        231,423

Net change in unrealized appreciation on:
         Investments .................................               314,773      2,110,293
         Foreign currency translation ................                     0          4,997

                                                                     314,773      2,115,290

                  Net Realized and Unrealized
                           Gain on Investments .......               314,773      2,346,713

                  Net Increase in Net Assets Resulting
                  From Operations ....................           $ 4,117,442   $  6,446,359

See notes to financial statements ....................


Statements of changes in net assets

Thornburg Limited Term U.S. Government Fund

                                                                       Six Months Ended     Year Ended
                                                                        March 31, 2003   September 30, 2002

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................   $   3,802,669    $   6,276,998
Net realized loss on investments sold ................................               0          (45,823)
Increase in unrealized appreciation ..................................         314,773        6,659,263

                  Net Increase in Net Assets Resulting from Operations       4,117,442
                                                                                             12,890,438

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (3,014,151)      (5,307,301)
         Class B Shares ..............................................         (11,488)               0
         Class C Shares ..............................................        (610,611)        (738,851)
         Class I Shares ..............................................        (166,419)        (230,846)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ..............................................      28,080,424       45,137,805
         Class B Shares ..............................................       2,164,311                0
         Class C Shares ..............................................      12,786,256       16,875,559
         Class I Shares ..............................................       3,912,286        2,740,106

                  Net Increase in Net Assets .........................      47,258,050       71,366,910

NET ASSETS:
         Beginning of period .........................................     193,410,835      122,043,925

         End of period ...............................................   $ 240,668,885    $ 193,410,835


See notes to financial statements ....................................


Statements of changes in net assets

Thornburg Limited Term Income Fund

                                                                     Six Months Ended        Year Ended
                                                                      March 31, 2003     September 30, 2002

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................   $   4,099,646    $   6,161,024
Net realized gain (loss) on investments sold .........................         231,423       (1,194,478)
Increase in unrealized appreciation ..................................       2,115,290        4,980,417

                  Net Increase in Net Assets Resulting from Operations       6,446,359
                                                                                              9,946,963

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (2,460,343)      (3,809,143)
         Class C Shares ..............................................        (657,529)        (901,134)
         Class I Shares ..............................................        (981,774)      (1,450,747)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ..............................................      35,459,261       46,400,735
         Class C Shares ..............................................      11,305,441       14,339,460
         Class I Shares ..............................................      13,142,489       14,170,007

                  Net Increase in Net Assets .........................      62,253,904       78,696,141

NET ASSETS:
         Beginning of period .........................................     174,249,522       95,553,381

         End of period ...............................................   $ 236,503,426    $ 174,249,522


See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Income Funds

March 31, 2003

NOTE 1 - ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the "Government Fund") and Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, and Thornburg Investment Income Builder Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.

The Government Fund currently offers four classes of shares of beneficial interest, Class A, Class B, Class C and Institutional Class (Class I) shares. The Income Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee,
(ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption and bear both a service fee and distribution fee, (iii) C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both the service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses.

Currently, class-specific expenses of the Funds are limited to service and distribution fees, administrative fees and certain registration and transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Funds are as follows:
Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for Federal income taxes is required.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds' records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds is declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage-backed securities. Such securities pay interest and a portion of principal each month, which is then available for investment in securities at prevailing prices. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all series are allocated among each series comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Agreement, Thornburg Investment Management, Inc. (the "Advisor") serves as the investment advisor and performs services to the Funds for which the fees are payable at the end of each month. For the six months ended March 31, 2003, these fees were payable at annual rates ranging from .375 of 1% to .275 of 1% of the average daily net assets of the Government Fund and .50 of 1% to .275 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. For the six months ended March 31, 2003, the Advisor voluntarily waived investment advisory fees of $-0- and $28,563 of the Government Fund and the Income Fund respectively. The Funds also have an Administrative Services Agreement with the Advisor, whereby the Advisor will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to .125 of 1% of the average daily net assets attributable to Class A, Class B, and Class C shares, and up to .05 of 1% of the average daily net assets attributable to Class I shares. For the six months ended March 31, 2003, the Advisor voluntarily reimbursed certain class specific expenses and administrative fees of $10,888 and $-0- for Class C shares and $9,167 and $-0-for Class I shares of the Government Fund and the Income Fund respectively.

The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the six months ended March 31, 2003, the Distributor has advised the Funds that they earned net commissions aggregating $4,227 and $(557) from the sales of Class A shares of the Government and Income Fund, respectively, and collected contingent deferred sales charges aggregating $6,132 and $6,254 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Advisor an amount not to exceed .25 of 1% per annum of its average daily net assets attributable to the Class A and Class C shares of the Funds for payments made by the Advisor to securities dealers and other financial institutions to obtain various shareholder related services. The Advisor may pay out of its own resources additional expenses for distribution of each Fund's shares.

The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares and to Class B shares of the U.S. Government Fund under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to .75 of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the six months ended March 31, 2003 are set forth in the statement of operations. Distribution fees of $92,035 and $90,080 for Class C shares of the Government Fund and Income Fund were waived.
The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the six months ended March 31, 2003, the fees paid indirectly were $16,135 and $1,597 for the Government Fund and Income Fund respectively.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

NOTE 4 - SHARES OF BENEFICIAL INTEREST
At March 31, 2003 there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

Government Fund                                     Six Months Ended                 Year Ended
                                                     March 31, 2003              September 30, 2002

                                                 Shares        Amount           Shares         Amount
Class A Shares
Shares sold .............................      3,875,853    $ 51,204,765       5,830,978    $ 74,915,518
Shares issued to shareholders in
   reinvestment of dividends ............        175,052       2,309,904         308,530       3,936,572
Shares repurchased ......................     (1,934,388)    (25,434,245)     (2,644,186)    (33,714,285)

Net Increase ............................      2,116,517    $ 28,080,424       3,495,322    $ 45,137,805

Class B Shares
Shares sold .............................        170,672    $  2,257,426            --              --
Shares issued to shareholders in
   reinvestment of dividends ............            559           7,419            --              --
Shares repurchased ......................         (7,602)       (100,534)           --              --

Net Increase ............................        163,629    $  2,164,311            --              --

Class C Shares
Shares sold .............................      1,250,041    $ 16,587,092       1,809,321    $ 23,357,218
Shares issued to shareholders in
   reinvestment of dividends ............         38,325         509,032          49,185         632,519
Shares repurchased ......................       (325,110)     (4,309,868)       (556,607)     (7,114,178)

Net Increase ............................        963,256    $ 12,786,256       1,301,899    $ 16,875,559

Class I Shares
Shares sold .............................        404,001    $  5,323,574         405,851    $  5,212,897
Shares issued to shareholders in
   reinvestment of dividends ............         10,805         142,630          15,459         197,119
Shares repurchased ......................       (117,512)     (1,553,918)       (209,432)     (2,669,910)

Net Increase ............................        297,294    $  3,912,286         211,878    $  2,740,106

                                                   Six Months Ended                     Year Ended
                                                    March 31, 2003                   September 30, 2002

                                                 Shares        Amount            Shares        Amount
Class A Shares
Shares sold .............................      3,593,099    $ 45,754,483       4,883,164    $ 60,723,116
Shares issued to shareholders in
   reinvestment of dividends ............        140,123       1,788,699         216,337       2,686,604
Shares repurchased ......................       (949,545)    (12,083,921)     (1,375,041)    (17,008,985)

Net Increase ............................      2,783,677    $ 35,459,261       3,724,460    $ 46,400,735

Class C Shares
Shares sold .............................      1,286,813    $ 16,376,730       1,608,495    $ 19,981,690
Shares issued to shareholders in
   reinvestment of dividends ............         38,443         489,834          57,332         707,055
Shares repurchased ......................       (436,861)     (5,561,123)       (510,378)     (6,349,285)

Net Increase ............................        888,395    $ 11,305,441       1,155,449    $ 14,339,460

Class I Shares
Shares sold .............................      1,277,146    $ 16,259,031       1,845,923    $ 22,978,197
Shares issued to shareholders in
   reinvestment of dividends ............         69,737         890,363          96,298       1,197,933
Shares repurchased ......................       (314,706)     (4,006,905)       (806,185)    (10,006,123)

Net Increase ............................      1,032,177    $ 13,142,489       1,136,036    $ 14,170,007

NOTE 5 - SECURITIES TRANSACTIONS
For the six months ended March 31, 2003, portfolio purchase and sale transactions (excluding short-term securities) were $57,421,693 and $12,792,500 for the Government Fund and $59,309,508 and $11,001,311 for the Income Fund, respectively.

NOTE 6 - INCOME TAXES
At March 31, 2003, information on the tax components of capital is as follows:
                            Government                Income
                              Fund                     Fund
Cost of investments
for tax purpose   $       220,033,205       $       224,658,212

Gross tax unrealized
appreciation      $        13,101,680       $        12,437,003
Gross tax unrealized
depreciation                   50,395)               (1,443,859)
Net tax unrealized
appreciation on
investments       $        13,051,285       $        10,993,144
Undistributed
(Distribution in
excess of) Net
investment income $                 0       $           (52,735)

At March 31, 2003, the Government Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
         2003     $        4,647,000
         2004              2,026,000
         2008                 17,000
         2009              1,161,000
         2010                 14,000
                  $        7,865,000

At March 31, 2003, the Income Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
         2003     $          588,000
         2004                226,000
         2008                498,000
         2009                650,000
         2010                309,000
                  $        2,271,000

At March 31, 2003, the Government Fund and Income Fund had deferred capital losses occurring subsequent to October 31, 2001, of $64,175 and $917,963 respectively. For tax purposes such losses will be reflected in the year ending September 30, 2003.

Financial highlights

Thornburg Limited Term U.S. Government Fund

                                                        Six Months Ended                   Year Ended September 30,
                                                           March 31,
                                                              2003       2002        2001         2000         1999        1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .................   $   13.27  $   12.77  $     12.03  $    12.06  $     12.66  $     12.31

Income from investment operations:
         Net investment income .......................        0.24       0.58         0.67        0.68         0.66         0.69
         Net realized and unrealized
                  gain (loss) on investments .........        0.01       0.50         0.74       (0.03)       (0.60)        0.35

Total from investment operations .....................        0.25       1.08         1.41        0.65         0.06         1.04
Less dividends from:
    Net investment income ............................       (0.24)     (0.58)       (0.67)      (0.68)       (0.66)       (0.69)

Change in net asset value ............................        0.01       0.50         0.74       (0.03)       (0.60)        0.35

Net asset value, end of period .......................   $   13.28  $   13.27  $     12.77  $    12.03  $     12.06  $     12.66

Total return (a) .....................................        1.92%      8.75%       12.02%       5.58%        0.48%        8.75%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ............................        3.65%(b)   4.53%        5.39%       5.69%        5.33%        5.61%
    Expenses, after expense reductions ...............        0.93%(b)   0.93%        0.99%       0.98%        0.95%        0.97%
    Expenses, after expense reductions
      and net of custody credits .....................        0.91%(b)   0.92%         --          --           --           --
    Expenses, before expense reductions ..............        0.93%(b)   0.93%        0.99%       0.99%        0.95%        0.97%

Portfolio turnover rate ..............................        6.23%      4.34%       15.23%      19.66%       19.39%       29.77%

Net assets at end of period (000) ...................$      184,099 $  155,864  $   105,348  $   87,616   $  113,215   $  129,312


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)      Annualized.

Financial highlights . . . continued

Thornburg Limited Term U.S. Government Fund

                                                 Period Ended
                                                   March 31,
                                                    2003(c)
Class B Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period        $        13.12

Income from investment operations:
    Net investment income                             0.17
    Net realized and unrealized
      gain (loss) on investments                      0.16

Total from investment operations                      0.33
Less dividends from:
    Net investment income
    In excess of net investment income               (0.17)

Change in net asset value                             0.16

Net asset value, end of period               $       13.28

Total return (a)                                     2.52%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                            2.49%    (b)
    Expenses, after expense reductions               1.19%    (b)
    Expenses, after expense reductions
      and net of custody credits                     1.16%    (b)
    Expenses, before expense reductions              3.96%    (b)

Portfolio turnover rate                              6.23%

Net assets at end of period (000)           $       2,173



(a)      Not annualized for periods less than one year.
(b)      Annualized.
(c)      Effective date of Class B Shares was November 1, 2002.

Financial highlights . . . continued

Thornburg Limited Term U.S. Government Fund

                                                  Six Months Ended                  Year Ended September 30,
                                                      March 31,
                                                       2003        2002       2001       2000        1999        1998
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .............$    13.35  $   12.85  $    12.10  $    12.12  $    12.71  $    12.37

Income from investment operations:
         Net investment income ...................      0.22       0.54        0.62        0.63        0.60        0.64
         Net realized and unrealized
                  gain (loss) on investments .....      0.01       0.50        0.75       (0.02)      (0.59)       0.34

Total from investment operations .................      0.23       1.04        1.37        0.61        0.01        0.98
Less dividends from:
         Net investment income ...................     (0.22)     (0.54)      (0.62)      (0.63)      (0.60)      (0.64)

Change in net asset value ........................      0.01       0.50        0.75       (0.02)      (0.59)       0.34

Net asset value, end of period ...................$    13.36  $   13.35  $    12.85  $    12.10  $    12.12  $    12.71

Total return (a) .................................      1.77%      8.33%      11.60%       5.23%       0.13%       8.19%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ...................      3.34%(b)   4.13%       4.89%       5.26%       4.88%       5.16%
         Expenses, after expense reductions ......      1.21%(b)   1.28%       1.41%       1.40%       1.40%       1.40%
         Expenses, after expense reductions
                  and net of custody credits .....      1.20%(b)   1.27%        --          --          --          --
         Expenses, before expense reductions .....      1.72%(b)   1.78%       2.01%       2.11%       1.98%       2.20%

Portfolio turnover rate ..........................      6.23%      4.34%      15.23%      19.66%      19.39%      29.77%

Net assets at end of period (000) ...............$    43,483  $  30,587  $   12,704  $    5,098   $   7,516  $    6,445

(a)      Not annualized for periods less than one year.
(b)      Annualized.

Financial highlights . . . continued

Thornburg Limited Term U.S. Government Fund

                                               Six Months Ended                    Year Ended September 30,
                                                   March 31,
                                                     2003        2002        2001          2000        1999         1998
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .......... $     13.27  $   12.77  $     12.03    $    12.05  $   12.65    $    12.31

Income from investment operations:
         Net investment income ................        0.26       0.62         0.72          0.72       0.70          0.74
         Net realized and unrealized
                  gain (loss) on investments ..        0.01       0.50         0.74         (0.02)     (0.60)         0.34

Total from investment operations ..............        0.27       1.12         1.46          0.70       0.10          1.08
Less dividends from:
    Net investment income .....................       (0.26)     (0.62)       (0.72)        (0.72)     (0.70)        (0.74)

Change in net asset value .....................        0.01       0.50         0.74         (0.02)     (0.60)         0.34

Net asset value, end of period ................ $     13.28  $   13.27  $     12.77    $    12.03  $   12.05  $      12.65

Total return (a) ..............................        2.08%      9.11%       12.45%         6.07%      0.82%         9.06%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income .....................       3.95%(b)    4.86%        5.79%         6.06%      5.69%         6.01%
    Expenses, after expense reductions ........       0.62%(b)    0.61%        0.61%         0.60%      0.60%         0.60%
    Expenses, after expense reductions
      and net of custody credits ..............       0.60%(b)    0.60%         --             --         --           --
    Expenses, before expense reductions .......       0.83%(b)    1.04%        1.21%         1.08%      1.06%         1.18%

Portfolio turnover rate .......................       6.23%      4.34%        15.23%        19.66%     19.39%        29.77%

Net assets at end of period (000) .............$     10,914  $     6,960  $   3,992   $     3,819   $  5,612   $     2,250


(a)      Not annualized for periods less than one year.
(b)      Annualized.

Financial highlights . . . continued

Thornburg Limited Term Income Fund

                                              Six Months Ended                       Year Ended September 30,
                                                 March 31,
                                                   2003          2002         2001          2000         1999          1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ........... $   12.79  $    12.55  $     11.89   $      11.93  $     12.50  $       12.37

Income from investment operations:
         Net investment income .................      0.26        0.61         0.73           0.73         0.69           0.72
         Net realized and unrealized
                  gain (loss) on investments ...      0.11        0.24         0.66          (0.04)       (0.57)          0.13

Total from investment operations ...............      0.37        0.85         1.39           0.69         0.12           0.85
Less dividends from:
         Net investment income .................     (0.26)      (0.61)       (0.73)         (0.73)       (0.64)         (0.72)
         Return of Capital .....................       --          --           --             --         (0.05)           --

Change in net asset value ......................      0.11        0.24         0.66          (0.04)       (0.57)          0.13

Net asset value, end of period ................. $   12.90  $    12.79  $     12.55  $       11.89  $     11.93  $       12.50

Total return (a) ...............................      2.92%       7.05%       12.05%          6.05%       1.02%          7.08%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ..................    4.04%(b)     4.88%        5.94%          6.21%       5.68%          5.81%
         Expenses, after expense reductions .....    0.99%(b)     0.99%        1.00%          0.99%       0.99%          1.00%
         Expenses, after expense reductions
                  and net of custody credits ....    0.99%(b)      --           --             --           --            --
         Expenses, before expense reductions ....    1.03%(b)     1.10%        1.16%          1.21%       1.19%          1.22%

Portfolio turnover rate .........................     5.76%      21.63%       20.54%         59.46%      48.50%         41.01%

Net assets at end of period (000) .............$   141,575 $    104,710  $   56,036  $       31,520   $  41,050   $     35,866



(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)      Annualized.

Financial highlights . . . continued

Thornburg Limited Term Income Fund

                                             Six Months Ended                      Year Ended September 30,
                                                 March 31,
                                                   2003        2002        2001         2000          1999          1998
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........$   12.77  $   12.53  $     11.87  $      11.91  $      12.47  $      12.34

Income from investment operations:
         Net investment income .................     0.24       0.56         0.68          0.68          0.64          0.66
         Net realized and unrealized
                  gain (loss) on investments ...     0.11       0.24         0.66         (0.04)        (0.56)         0.13

Total from investment operations ...............     0.35       0.80         1.34          0.64          0.08          0.79
Less dividends from:
         Net investment income .................    (0.24)     (0.56)       (0.68)        (0.68)        (0.59)        (0.66)
         Return of Capital .....................      --         --           --            --          (0.05)          --

Change in net asset value ......................     0.11       0.24         0.66         (0.04)        (0.56)         0.13

Net asset value, end of period .................$   12.88  $   12.77  $     12.53  $      11.87  $      11.91  $      12.47

Total return (a) ...............................     2.74%      6.63%       11.61%        5.62%         0.68%         6.65%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ................      3.67%(b)   4.45%        5.52%        5.81%         5.28%         5.40%
         Expenses, after expense reductions ...      1.36%(b)   1.39%        1.41%        1.40%         1.40%         1.40%
         Expenses, after expense reductions
                  and net of custody credits ..      1.36%(b)    --           --          --             --             --
         Expenses, before expense reductions ..      1.86%(b)   1.93%        2.13%        2.26%         2.22%         2.30%

Portfolio turnover rate .......................      5.76%     21.63%       20.54%        59.46%       48.50%        41.01%

Net assets at end of period (000) .............$   41,975   $  30,258  $   15,219  $      7,272    $   7,528   $     7,147



(a)      Not annualized for periods less than one year.
(b)      Annualized.

Financial highlights . . . continued

Thornburg Limited Term Income Fund

                                           Six Months Ended                             Year Ended September 30,
                                              March 31,
                                                 2003           2002         2001          2000           1999         1998
Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........$  12.79  $     12.55  $     11.90  $       11.93  $       12.50  $      12.36

Income from investment operations:
         Net investment income .................    0.28         0.65         0.77           0.77           0.73          0.75
         Net realized and unrealized
                  gain (loss) on investments ...    0.11         0.24         0.65          (0.03)         (0.57)         0.14

Total from investment operations ...............    0.39         0.89         1.42           0.74           0.16          0.89
Less dividends from:
         Net investment income .................   (0.28)       (0.65)       (0.77)         (0.77)         (0.68)        (0.75)
         Return of Capital .....................     --           --           --             --           (0.05)           --

Change in net asset value ......................    0.11         0.24         0.65          (0.03)         (0.57)         0.14

Net asset value, end of period .................$  12.90  $     12.79  $     12.55  $       11.90  $       11.93  $      12.50

Total return (a) ...............................    3.08%        7.38%       12.29%          6.46%          1.32%         7.49%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ................     4.35%(b)     5.19%        6.24%          6.54%          5.99%         6.10%
         Expenses, after expense reductions ...     0.69%(b)     0.69%        0.70%          0.69%          0.69%         0.69%
         Expenses, after expense reductions
                  and net of custody credits ..     0.69%(b)      --            --             --             --            --
         Expenses, before expense reductions ..     0.72%(b)     0.78%        0.89%          1.00%          1.01%         1.19%

Portfolio turnover rate .......................     5.76%       21.63%       20.54%         59.46%         48.50%        41.01%

Net assets at end of period (000) ...............$ 52,954 $     39,281  $   24,298  $      12,094     $    9,928  $      7,768



(a)      Not annualized for periods less than one year.
(b)      Annualized.


Schedule of Investments
Thornburg Limited Term U.S. Government Fund
CUSIPS:  CLASS A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699
NASDAQ SYMBOLS:  CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX
                          U.S. Government Agencies (36.30%)
900,000                   Federal Agricultural Mortgage Corp., 5.86% due 3/3/2006                      $   991,400
1,000,000                 Federal Agricultural Mortgage Corp., 8.07% due 7/17/2006                       1,177,807
200,000                   Federal Agricultural Mortgage Corp., 6.71% due 7/28/2014                       238,418
350,000                   Federal Farm Credit Bank, 6.75% due 7/7/2009                                   413,899
200,000                   Federal Farm Credit Bank Consolidated MTNS, 5.35% due 12/11/2008               220,156
300,000                   Federal Farm Credit Bank Consolidated MTNS, 5.80% due 3/19/2009                337,217
240,000                   Federal Farm Credit Bank Consolidated MTNS, 6.06% due 5/28/2013                272,708
300,000                   Federal Home Loan Bank, 4.22% due 10/29/2004                                   300,688
265,000                   Federal Home Loan Bank, 6.55% due 3/7/2005                                     289,216
100,000                   Federal Home Loan Bank, 6.345% due 11/1/2005                                   110,888
225,000                   Federal Home Loan Bank, 5.24% due 12/7/2005                                    243,199
100,000                   Federal Home Loan Bank, 5.37% due 1/20/2006                                    108,605
100,000                   Federal Home Loan Bank, 6.09% due 6/2/2006                                     111,302
200,000                   Federal Home Loan Bank, 7.76% due 11/21/2006                                   235,826
1,000,000                 Federal Home Loan Bank, 6.37% due 9/26/2007                                    1,143,589
475,000                   Federal Home Loan Bank, 6.075% due 1/2/2008                                    538,186
150,000                   Federal Home Loan Bank, 7.00% due 2/15/2008                                    176,646
2,050,000                 Federal Home Loan Bank, 5.98% due 6/18/2008                                    2,323,222
570,000                   Federal Home Loan Bank, 5.015% due 10/8/2008                                   618,102
225,000                   Federal Home Loan Bank, 5.53% due 11/24/2008                                   250,254
1,250,000                 Federal Home Loan Bank, 5.48% due 1/8/2009                                     1,387,580
1,465,000                 Federal Home Loan Bank, 5.67% due 2/26/2009                                    1,640,639
3,000,000                 Federal Home Loan Bank, 5.70% due 3/3/2009                                     3,366,462
3,000,000                 Federal Home Loan Bank, 5.985% due 4/9/2009                                    3,414,213
200,000                   Federal Home Loan Bank, 5.79% due 4/27/2009                                    225,406
1,125,000                 Federal Home Loan Mortgage Corp., 4.125% due 12/6/2004                         1,130,792
75,000                    Federal Home Loan Mortgage Corp., 5.98% due 12/8/2005                          82,743
300,000                   Federal Home Loan Mortgage Corp., 6.80% due 3/19/2007                          346,767
181,020                   Federal Home Loan Mortgage Corp., 8.00% due 7/1/2007                           192,497
14,433                    Federal Home Loan Mortgage Corp., 2.95% due 8/15/2007                          14,445
188,401                   Federal Home Loan Mortgage Corp., 6.50% due 4/1/2008                           198,512
24,823                    Federal Home Loan Mortgage Corp., 7.00% due 5/1/2008                           25,946
179,883                   Federal Home Loan Mortgage Corp., 6.50% due 11/1/2013                          190,118
154,246                   Federal Home Loan Mortgage Corp., Pool # 141016, 9.25% due 11/1/2016           172,129
393,385                   Federal Home Loan Mortgage Corp., Pool # 141412, 8.50% due 4/1/2017            430,547
46,434                    Federal Home Loan Mortgage Corp., Pool # 160043, 8.75% due 4/1/2008            50,433
59,248                    Federal Home Loan Mortgage Corp., Pool # 181730, 8.50% due 5/1/2008            63,809
2,059                     Federal Home Loan Mortgage Corp., Pool # 200075, 9.00% due 9/1/2004            2,110
52,387                    Federal Home Loan Mortgage Corp., Pool # 252986, 10.75% due 4/1/2010           58,652
42,745                    Federal Home Loan Mortgage Corp., Pool # 256764, 8.75% due 10/1/2014           45,982
71,599                    Federal Home Loan Mortgage Corp., Pool # 260486, 9.00% due 1/1/2010            77,959
280,996                   Federal Home Loan Mortgage Corp., Pool # 273822, 8.50% due 4/1/2009            300,852
54,218                    Federal Home Loan Mortgage Corp., Pool # 291880, 8.25% due 5/1/2017            59,090
71,054                    Federal Home Loan Mortgage Corp., Pool # 294817, 9.75% due 1/1/2017            80,761
30,365                    Federal Home Loan Mortgage Corp., Pool # 298107, 10.25% due 8/1/2017           34,897
142,218                   Federal Home Loan Mortgage Corp., Pool # 770297, 4.50% due 6/1/2018            145,080
75,395                    Federal Home Loan Mortgage Corp., Pool # D06907, 9.00% due 4/1/2017            80,588
36,494                    Federal Home Loan Mortgage Corp., Pool # D06908, 9.50% due 9/1/2017            40,118
315,503                   Federal Home Loan Mortgage Corp., Pool # D37120, 7.00% due 7/1/2023            335,055
149,544                   Federal Home Loan Mortgage Corp., Pool # E49074, 6.50% due 7/1/2008            158,823
391,000                   Federal National Mortgage Association, 5.125% due 2/13/2004                    404,205
300,000                   Federal National Mortgage Association, 5.51% due 4/17/2006                     300,495
2,000,000                 Federal National Mortgage Association, 3.50% due 10/2/2006                     2,021,600
1,310,601                 Federal National Mortgage Association, 6.50% due 11/25/2006                    1,395,260
619,474                   Federal National Mortgage Association, 7.00% due 3/25/2007                     655,605
750,000                   Federal National Mortgage Association, 7.00% due 6/25/2008                     831,357
1,000,000                 Federal National Mortgage Association, 7.00% due 1/25/2011                     1,034,987
626,156                   Federal National Mortgage Association, 6.00% due 3/25/2023                     649,693
250,000                   Federal National Mortgage Association, 6.50% due 6/25/2023                     266,861
220,208                   Federal National Mortgage Association, Pool # 008307, 8.00% due 5/1/2008       237,707
52,206                    Federal National Mortgage Association, Pool # 019535, 10.25% due 7/1/2008      56,527
214,404                   Federal National Mortgage Association, Pool # 033356, 9.25% due 8/1/2016       237,983
10,552                    Federal National Mortgage Association, Pool # 040526, 9.25% due 1/1/2017       11,275
173,985                   Federal National Mortgage Association, Pool # 044003, 8.00% due 6/1/2017       190,846
163,489                   Federal National Mortgage Association, Pool # 050811, 7.50% due 12/1/2012      174,753
305,750                   Federal National Mortgage Association, Pool # 050832, 7.50% due 6/1/2013       327,243
5,779                     Federal National Mortgage Association, Pool # 064011, 9.25% due 7/1/2003       5,871
163,075                   Federal National Mortgage Association, Pool # 076388, 9.25% due 9/1/2018       181,064
63,457                    Federal National Mortgage Association, Pool # 077725, 9.75% due 10/1/2018      70,110
542,798                   Federal National Mortgage Association, Pool # 100286, 7.50% due 8/1/2009       584,820
80,304                    Federal National Mortgage Association, Pool # 112067, 9.50% due 10/1/2016      90,218
154,078                   Federal National Mortgage Association, Pool # 156156, 8.50% due 4/1/2021       168,341
161,524                   Federal National Mortgage Association, Pool # 190555, 7.00% due 1/1/2014       172,887
158,199                   Federal National Mortgage Association, Pool # 190703, 7.00% due 3/1/2009       169,105
343,331                   Federal National Mortgage Association, Pool # 190836, 7.00% due 6/1/2009       367,000
233,048                   Federal National Mortgage Association, Pool # 250387, 7.00% due 11/1/2010      249,002
264,836                   Federal National Mortgage Association, Pool # 250481, 6.50% due 11/1/2015      279,524
164,811                   Federal National Mortgage Association, Pool # 251258, 7.00% due 9/1/2007       175,570
398,577                   Federal National Mortgage Association, Pool # 251759, 6.00% due 5/1/2013       418,163
894,995                   Federal National Mortgage Association, Pool # 252648, 6.50% due 5/1/2022       940,634
234,862                   Federal National Mortgage Association, Pool # 252787, 7.00% due 8/1/2006       243,454
273,320                   Federal National Mortgage Association, Pool # 303383, 7.00% due 12/1/2009      291,163
271,694                   Federal National Mortgage Association, Pool # 312663, 7.50% due 6/1/2010       291,367
459,778                   Federal National Mortgage Association, Pool # 323706, 7.00% due 2/1/2009       489,794
277,025                   Federal National Mortgage Association, Pool # 334996, 7.00% due 2/1/2011       295,990
1,085,104                 Federal National Mortgage Association, Pool # 342947, 7.25% due 4/1/2024       1,161,720
87,345                    Federal National Mortgage Association, Pool # 345775, 8.50% due 12/1/2024      95,430
183,636                   Federal National Mortgage Association, Pool # 373942, 6.50% due 12/1/2008      195,592
1,881,078                 Federal National Mortgage Association, Pool # 380488, 6.10% due 7/1/2008       2,080,834
2,836,987                 Federal National Mortgage Association, Pool # 380633, 6.18% due 9/1/2008       3,149,221
1,752,418                 Federal National Mortgage Association, Pool # 381146, 6.04% due 1/1/2009       1,937,171
268,434                   Federal National Mortgage Association, Pool # 382321, 7.60% due 4/1/2010       317,293
906,692                   Federal National Mortgage Association, Pool # 382450, 7.86% due 6/1/2010       1,096,614
1,321,764                 Federal National Mortgage Association, Pool # 382616, 7.40% due 8/1/2010       1,557,531
1,077,767                 Federal National Mortgage Association, Pool # 382709, 7.40% due 8/1/2008       1,240,325
589,999                   Federal National Mortgage Association, Pool # 382712, 7.15% due 6/1/2004       607,514
309,626                   Federal National Mortgage Association, Pool # 382889, 7.595% due 12/1/2010     359,166
344,199                   Federal National Mortgage Association, Pool # 382926, 7.615% due 12/1/2010     398,733
3,558,534                 Federal National Mortgage Association, Pool # 383363, 6.235% due 3/1/2011      3,901,043
1,823,331                 Federal National Mortgage Association, Pool # 383849, 6.871% due 8/1/2011      2,086,389
1,063,854                 Federal National Mortgage Association, Pool # 384193, 6.375% due 9/1/2011      1,194,186
633,603                   Federal National Mortgage Association, Pool # 384243, 6.303% due 10/1/2011     690,033
1,087,306                 Federal National Mortgage Association, Pool # 384746, 5.86% due 2/1/2009       1,190,939
1,487,166                 Federal National Mortgage Association, Pool # 385263, 5.41% due 11/1/2006      1,587,081
2,275,235                 Federal National Mortgage Association, Pool # 385714, 4.70% due 1/1/2010       2,359,846
59,851                    Federal National Mortgage Association, Pool # 400569, 6.00% due 4/1/2009       61,291
566,180                   Federal National Mortgage Association, Pool # 406384, 8.25% due 12/1/2024      615,982
3,500,000                 Federal National Mortgage Association, Pool # 460568, 5.20% due 12/1/2006      3,669,838
1,085,550                 Federal National Mortgage Association, Pool # 516363, 5.00% due 3/1/2014       1,119,470
289,578                   Government National Mortgage Associates, 6.00% due 3/20/2013                   313,727
216,283                   Government National Mortgage Association, Pool # 000623, 8.00% due 9/20/2016   235,908
203,412                   Government National Mortgage Association, Pool # 016944, 7.50% due 5/15/2007   214,718
60,561                    Government National Mortgage Association, Pool # 296697, 9.50% due             64,862
                          10/15/2005
104,669                   Government National Mortgage Association, Pool # 306636, 8.25% due             112,260
                          12/15/2006
185,570                   Government National Mortgage Association, Pool # 313403, 6.80% due 5/20/2023   196,954
426,549                   Government National Mortgage Association, Pool # 357090, 6.80% due 4/20/2025   451,974
377,344                   Government National Mortgage Association, Pool # 369693, 7.00% due 1/15/2009   406,228
211,501                   Government National Mortgage Association, Pool # 409921, 7.50% due 8/15/2010   228,443
138,406                   Government National Mortgage Association, Pool # 410240, 7.00% due             148,987
                          12/15/2010
181,365                   Government National Mortgage Association, Pool # 410271, 7.50% due 8/15/2010   195,892
202,127                   Government National Mortgage Association, Pool # 410846, 7.00% due             217,580
                          12/15/2010
161,323                   Government National Mortgage Association, Pool # 430150, 7.25% due             172,642
                          12/15/2026
404,430                   Government National Mortgage Association, Pool # 447040, 7.75% due 5/15/2027   438,485
325,410                   Government National Mortgage Association, Pool # 453928, 7.00% due 7/15/2017   348,273
106,762                   Government National Mortgage Association, Pool # 780063, 7.00% due 9/15/2008   114,768
462,733                   Government National Mortgage Association, Pool # 780448, 6.50% due 8/15/2011   495,525
155,294                   Guaranteed Export Trust 1995-A Certificate, 6.28% due 6/15/2004                160,742
3,000,000                 Overseas Private Investment, 4.10% due 11/15/2014                              3,054,354
2,000,000                 Private Export Funding Corp. Secured Note Series M, 5.34% due 3/15/2006        2,174,734
1,000,000                 Private Export Funding Corp. Secured Note Series P, 5.685% due 5/15/2012       1,111,316
1,997,069                 United States Government General Services, 7.62% due 9/15/2010                 2,336,571

                          Total U.S. Government Agencies (Cost $78,137,416)                              84,602,992

                          United States Treasury (63.70%)
5,622,700                 United States Treasury Inflation Indexed Notes, 3.625% due 1/15/2008           6,293,033
12,525,960                United States Treasury Inflation Indexed Notes, 3.50% due 1/15/2011            14,064,298
10,231,400                United States Treasury Inflation Indexed Notes, 3.375% due 1/15/2012           11,443,186
5,500,000                 United States Treasury Notes, 3.875% due 7/31/2003                             5,550,490
1,500,000                 United States Treasury Notes, 5.75% due 8/15/2003                              1,525,958
7,750,000                 United States Treasury Notes, 7.25% due 5/15/2004                              8,269,792
3,700,000                 United States Treasury Notes, 7.25% due 8/15/2004                              4,001,202
10,000,000                United States Treasury Notes, 1.50% due 2/28/2005                              10,003,910
4,900,000                 United States Treasury Notes, 6.50% due 5/15/2005                              5,403,397
4,500,000                 United States Treasury Notes, 6.50% due 8/15/2005                              5,005,548
7,000,000                 United States Treasury Notes, 5.75% due 11/15/2005                             7,706,839
3,000,000                 United States Treasury Notes, 5.625% due 2/15/2006                             3,311,250
5,500,000                 United States Treasury Notes, 4.625% due 5/15/2006                             5,927,108
2,000,000                 United States Treasury Notes, 7.00% due 7/15/2006                              2,306,172
9,000,000                 United States Treasury Notes, 4.375% due 5/15/2007                             9,664,101
4,000,000                 United States Treasury Notes, 6.125% due 8/15/2007                             4,583,908
10,000,000                United States Treasury Notes, 5.50% due 5/15/2009                              11,320,700
4,200,000                 United States Treasury Notes, 6.00% due 8/15/2009                              4,871,017
6,000,000                 United States Treasury Notes, 5.75% due 8/15/2010                              6,890,154
1,000,000                 United States Treasury Notes, 5.00% due 2/15/2011                              1,098,828
17,682,350                United States Treasury Notes, 3.00% due 7/15/2012                              19,240,607

                          Total United States Treasury (Cost $141,895,789)                               148,481,498

                          TOTAL INVESTMENTS  (100%) (Cost $220,033,205)                                  $ 233,084,490
                          See notes to financial statements.



Schedule of Investments Thornburg Limited Term Income Fund
CUSIPS: CLASS A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX
U.S. TREASURY
SECURITIES - 11.10%
5,622,700                 United States Treasury Inflation Indexed Notes, 3.625% due            Aaa/AAA           $6,293,033
                          1/15/2008
2,046,280                 United States Treasury Inflation Indexed Notes, 3.375% due            Aaa/AAA           2,288,637
                          1/15/2012
1,100,000                 United States Treasury Notes, 6.50% due 5/15/2005                     Aaa/AAA           1,213,007
4,500,000                 United States Treasury Notes, 4.625% due 5/15/2006                    Aaa/AAA           4,849,452
1,500,000                 United States Treasury Notes, 4.75% due 11/15/2008                    Aaa/AAA           1,634,766
2,500,000                 United States Treasury Notes, 5.75% due 8/15/2010                     Aaa/AAA           2,870,898
7,072,940                 United States Treasury Notes, 3.00% due 7/15/2012                     Aaa/AAA           7,696,243

                          Total U.S. Treasury Securities (Cost $25,070,127)                                       26,846,036

U. S. GOVERNMENT
AGENCIES - 3.10%
280,000                   Export Funding Trust Series 1994-A Pass Through Certificate, 7.89%    Aaa/AAA           296,481
                          due 2/15/2005
500,000                   Federal Agricultural Mortgage Corp., 4.85% due 11/4/2003              Aaa/AAA           510,808
200,000                   Federal Farm Credit Bank, 5.96% due 6/16/2008                         Aaa/AAA           226,048
100,000                   Federal Home Loan Bank, 5.38% due 11/24/2003                          Aaa/AAA           102,699
50,000                    Federal Home Loan Bank, 6.00% due 8/25/2005                           Aaa/AAA           54,813
150,000                   Federal Home Loan Bank, 4.875% due 5/15/2007                          Aaa/AAA           162,198
500,000                   Federal Home Loan Bank, 5.833% due 1/23/2008                          Aaa/AAA           561,308
75,000                    Federal Home Loan Bank, 5.785% due 4/14/2008                          Aaa/AAA           84,085
75,000                    Federal Home Loan Bank, 5.365% due 12/11/2008                         Aaa/AAA           82,780
85,000                    Federal Home Loan Bank, 5.985% due 4/9/2009                           Aaa/AAA           96,736
26,158                    Federal Home Loan Mortgage Corp., 9.00% due 10/1/2005                 Aaa/AAA           27,579
300,000                   Federal Home Loan Mortgage Corp., 5.835% due 7/15/2008                Aaa/AAA           338,020
250,000                   Federal Home Loan Mortgage Corp., 5.085% due 10/7/2008                Aaa/AAA           271,975
200,000                   Federal Home Loan Mortgage Corp., 5.038% due 10/14/2008               Aaa/AAA           217,095
196,555                   Federal National Mortgage Association, Pool # 020155, 7.491% due      Aaa/AAA           204,138
                          8/1/2014
473,163                   Federal National Mortgage Association, Pool # 073780, 6.87% due       Aaa/AAA           475,880
                          11/1/2003
310,876                   Federal National Mortgage Association, Pool # 190534, 6.00% due       Aaa/AAA           327,692
                          12/1/2008
53,511                    Federal National Mortgage Association, Pool # 297033, 8.00% due       Aaa/AAA           57,489
                          12/1/2009
176,003                   Federal National Mortgage Association, Pool # 303777, 7.00% due       Aaa/AAA           188,052
                          3/1/2011
588,980                   Federal National Mortgage Association, Pool # 382398, 8.00% due       Aaa/AAA           702,543
                          5/1/2011
1,226,117                 Federal National Mortgage Association, Pool # 383398, 6.634% due      Aaa/AAA           1,375,929
                          4/1/2011
131,127                   Federal National Mortgage Association, Pool # 384521, 5.095% due      Aaa/AAA           137,982
                          12/1/2011
800,000                   Federal National Mortgage Association, Pool # 460568, 5.20% due       Aaa/AAA           838,820
                          12/1/2006
113,544                   Government National Mortgage Association, Pool # 003007, 8.50% due    Aaa/AAA           125,698
                          11/20/2015
43,798                    Government National Mortgage Association, Pool # 827148, 5.375% due   Aaa/AAA           44,742
                          2/20/2024

                          Total U. S. Government Agencies (Cost $6,985,549)                                       7,511,590

ASSET BACKED SECURITIES
- 1.50%
300,000                   Associates Credit Card Master Note Series 2000-2 Asset Backed         Aaa/AAA           299,992
                          Class-A, 1.38% due 9/18/2006
1,067,553                 Associates Manufactured Housing Trust 1996-1 A5, 7.60% due            Aaa/AAA           1,108,777
                          3/15/2027
318,039                   Bank America Mortgage Secs Inc. Series 02-7, Class-2A4, 5.75% due     Aa2/NA            327,013
                          8/25/2032
306,818                   Centex Home Equity Series 2001-A  A3, 5.93% due 11/24/2025            Aaa/AAA           311,102
250,000                   Chase Credit Card Owner Trust 2001-5 A, 1.38% due 2/15/2007           Aaa/AAA           250,220
152,941                   Chase Mortgage Finance Trust 1999-S9 A3, 6.25% due 7/25/2014          NA/AAA            158,436
255,000                   CNH Equipment Trust, 1.53% due 7/17/2006                              Aaa/AAA           255,484
109,013                   Green Tree Financial Corp. 93-2 Mfd Housing Sr/Sub Certificate        Aa2/NR            111,986
                          Class-A4, 6.90% due 7/15/2018
102,083                   Household Automotive Trust V 2000-2 Class-A3, 7.34% due 11/17/2004    Aaa/AAA           102,719
329,652                   Residential Asset Security Mortgage Pass Thru, 5.751% due 3/25/2027   Aaa/AAA           334,505
34,830                    UCFC Loan Trust 1998-C A4, 5.96% due 5/15/2020                        Aaa/AAA           34,819
225,000                   Washington Mutual Series 02-AR10, Class-A6, 4.816% due 10/25/2032     Aaa/AAA           230,999

                          Total Asset Backed Securities (Cost $3,515,122)                                         3,526,052

CORPORATE BONDS - 56.30%
AUTOMOBILES & COMPONENTS
900,000                   Goodyear Tire & Rubber, 8.50% due 3/15/2007                           B1/BB-            697,500

BANKS
760,000                   Bank of Hawaii, 6.875% due 6/1/2003                                   Baa1/BBB-         766,926
1,565,000                 Capital One Bank, 6.70% due 5/15/2008                                 Baa2/BBB-         1,549,217
700,000                   HSBC USA Inc., 8.375% due 2/15/2007                                   A1/A+             816,350
500,000                   KeyCorp, 8.00% due 7/1/2004                                           A3/BBB+           537,693
1,000,000                 Mercantile Bancorp, 7.30% due 6/15/2007                               A1/A-             1,162,752
250,000                   Nations Bank Corp. Medium Term Note, 7.23% due 8/15/2012              Aa2/A+            293,984
250,000                   Northern Trust Co. Medium Term Note, 6.50% due 5/1/2003               A1/A+             251,003
500,000                   Northern Trust Co. Medium Term Note, 6.25% due 6/2/2008               A1/A+             566,646
95,000                    PNC Funding Corp., 6.875% due 7/15/2007                               A3/BBB+           106,872
120,000                   Union Planters Corp., 6.75% due 11/1/2005                             A3/BBB-           131,592
385,000                   US Bank Minnesota, 5.625% due 11/30/2005                              Aa2/A+            415,938
400,000                   US Bank Minnesota, 6.30% due 7/15/2008                                A1/A              454,659

                                                                                                                  7,053,632

CAPITAL GOODS
250,000                   Caterpillar Financial Services Corp., 6.40% due 2/15/2008             A2/A+             282,127
800,000                   Emerson Electric Co., 5.75% due 11/1/2011                             A2/A              870,481
400,000                   Energy East Corp., 7.75% due 11/15/2003                               Baa2/BBB          409,849
600,000                   Gatx Capital Corp., 6.875% due 11/1/2004                              Baa3/BBB          566,931
253,154                   General American Railcar Corp., 6.69% due 9/20/2016                   Aa2/AA            260,432
100,000                   Harsco Corp., 6.00% due 9/15/2003                                     A3/A-             102,108
1,000,000                 Hubbell Inc., 6.375% due 5/15/2012                                    A3/A+             1,094,257
200,000                   Illinois Tool Works Inc., 5.75% due 3/1/2009                          Aa3/AA-           221,258
450,000                   John Deere Capital Corp., 5.125% due 10/19/2006                       A3/A-             483,140
1,000,000                 Johnson Controls Inc., 5.00% due 11/15/2006                           A2/A              1,061,780
410,000                   Parker Hannifin Corp., 5.65% due 9/15/2003                            A2/A              417,834
1,000,000                 Pentair Inc., 7.85% due 10/15/2009                                    Baa3/BBB          1,151,190
900,000                   Pitney Bowes Inc., 5.875% due 5/1/2006                                Aa3/AA            990,213
900,000                   Pitney Bowes Inc., 4.625% due 10/1/2012                               Aa3/NA            914,178
260,000                   Textron Financial Corp., 5.95% due 3/15/2004                          A3/A-             268,764
1,630,000                 Waste Management Inc., 6.50% due 11/15/2008                           Ba1/BBB           1,779,896
725,000                   Waste Management Inc., 6.875% due 5/15/2009                           Ba1/BBB           806,264
215,000                   WMX Technologies Inc., 6.375% due 12/1/2003                           Ba1/BBB           219,276
1,010,000                 WMX Technologies Inc., 7.00% due 5/15/2005                            Ba1/BBB           1,089,893
550,000                   WMX Technologies Inc., 7.00% due 10/15/2006                           Ba1/BBB           606,792

                                                                                                                  13,596,663

COMMERCIAL SERVICES &
SUPPLIES
890,000                   Aramark Services Inc., 6.75% due 8/1/2004                             Baa3/BBB-         923,840
250,000                   Aramark Services Inc., 7.00% due 7/15/2006                            Baa3/BBB-         267,798
250,000                   Science Applications International Corp., 6.75% due 2/1/2008          A3/A-             281,061
1,000,000                 Science Applications International Corp., 6.25% due 7/1/2012          A3/A-             1,091,536
1,650,000                 Valassis Communications, 6.625% due 1/15/2009                         Baa3/BBB-         1,732,644
500,000                   Waste Management Inc., 7.375% due 8/1/2010                            Ba1/BBB           564,585

                                                                                                                  4,861,464

DIVERSIFIED FINANCIALS
1,000,000                 Beneficial Corp., 6.80% due 7/22/2005                                 A2/A-             1,074,115
75,000                    Dun & Bradstreet Corp., 6.625% due 3/15/2006                          NR/BBB+           81,505
1,000,000                 FMR Corp., 4.75% due 3/1/2013                                         Aa3/AA            1,003,128
150,000                   Ford Motor Credit, 6.24% due 12/15/2004                               A3/BBB            149,373
2,900,000                 General Electric Capital Corp., 5.00% due 2/15/2007                   Aaa/AAA           3,104,827
200,000                   General Electric Capital Corp., 7.75% due 6/9/2009                    Aaa/AAA           239,783
400,000                   General Electric Capital Corp., 7.375% due 1/19/2010                  Aaa/AAA           470,449
400,000                   Household Finance Corp., 5.20% due 8/15/2005                          A2/A-             412,995
100,000                   Household Finance Corp., 5.90% due 5/15/2006                          A2/A-             105,227
550,000                   Household Finance Corp., 7.20% due 7/15/2006                          A2/A-             615,195
400,000                   Household Finance Corp., 5.75% due 1/30/2007                          A2/A-             430,588
950,000                   International Lease Finance Corp. Medium Term Note, 5.95% due         A1/AA-            1,006,284
                          6/6/2005
2,600,000                 Jefferies Group Inc. Senior Note Series B, 7.50% due 8/15/2007        Baa3/BBB-         2,884,716
1,000,000                 Mission Valley Finance Corp. Commercial Mortgage Note Class-A2        NR/AA             1,027,610
                          144A, 6.78% due 12/15/2004
800,000                   Schwab Charles Corp. Medium Term Note Book, 6.30% due 4/28/2006       A2/A-             881,759

                                                                                                                  13,487,554

ENERGY
850,000                   Amerenenergy Generating Co., 7.75% due 11/1/2005                      A3/A-             955,621
1,150,000                 Ashland Inc., 7.83% due 8/15/2005                                     Baa2/BBB          1,210,529
75,000                    BJ Services Co. Note Series B, 7.00% due 2/1/2006                     Baa2/BBB+         81,983
700,000                   El Paso Corp., 7.00% due 5/15/2011                                    Caa1/B            553,000
250,000                   Enterprise Prods Participating LP, 7.50% due 2/1/2011                 Baa2/BBB          277,867
350,000                   EOG Resources Inc., 6.50% due 9/15/2004                               Baa1/BBB+         372,385
350,000                   EOG Resources Inc., 6.00% due 12/15/2008                              Baa1/BBB+         382,877
1,250,000                 Kinder Morgan Energy Partners, 8.00% due 3/15/2005                    Baa1/BBB+         1,373,996
290,000                   Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007                 A3/BBB+           324,056
650,000                   Murphy Oil Corp., 6.375% due 5/1/2012                                 Baa1/A-           726,110
750,000                   Noram Energy Corp., 6.375% due 11/1/2003                              Ba1/BBB           744,375
120,000                   Northern Border Pipeline Co., 6.25% due 5/1/2007                      A3/A-             129,874
800,000                   Occidental Petroleum Corp., 5.875% due 1/15/2007                      Baa2/BBB          876,243
300,000                   Occidental Petroleum Corp., 7.375% due 11/15/2008                     Baa2/BBB          348,806
315,000                   Occidental Petroleum Corp., 10.125% due 9/15/2009                     Baa2/BBB          414,138
222,514                   Oil Enterprises Ltd., 6.239% due 6/30/2008                            NA/NA             246,510
250,000                   Oneok Inc., 7.75% due 3/1/2005                                        Aaa/AAA           274,977
250,000                   Phillips Petroleum Co., 8.75% due 5/25/2010                           A3/A-             313,218
900,000                   Phillips Petroleum Co., 9.375% due 2/15/2011                          A3/A-             1,166,134
350,000                   Questar Pipeline Co., 6.05% due 12/1/2008                             A2/A+             388,842
875,000                   Rio Tinto Finance, 5.75% due 7/3/2006                                 Aa3/A+            951,940
600,000                   Smith International Inc. Senior Note, 7.00% due 9/15/2007             Baa1/BBB+         671,657
500,000                   Sonat Inc., 7.625% due 7/15/2011                                      Caa1/B            395,000
525,000                   Texas Eastern Transmission Corp. Senior Note, 5.25% due 7/15/2007     Baa1/A-           546,579
200,000                   Transocean SedCo. Forex Inc., 9.125% due 12/15/2003                   Baa2/A-           207,722
190,000                   Transocean SedCo. Forex Inc., 6.75% due 4/15/2005                     Baa2/A-           206,220
515,000                   Transocean SedCo. Forex Inc., 6.95% due 4/15/2008                     Baa2/A-           587,062
85,000                    Transocean SedCo. Forex Inc., 6.625% due 4/15/2011                    Baa2/A-           95,464
200,000                   Union Oil Co. California, 7.90% due 4/18/2008                         Baa2/BBB+         236,104

                                                                                                                  15,059,289

FOOD BEVERAGE & TOBACCO
1,150,000                 Anheuser Busch Companies Inc., 5.625% due 10/1/2010                   A1/A+             1,264,175
2,000,000                 Anheuser Busch Companies Inc., 4.375% due 1/15/2013                   A1/A+             2,000,674
515,000                   Coca Cola Co., 4.00% due 6/1/2005                                     Aa3/A+            540,749
200,000                   Coca Cola Co., 5.75% due 3/15/2011                                    Aa3/A+            221,070
325,000                   Conagra Inc., 7.50% due 9/15/2005                                     Baa1/BBB+         362,595
150,000                   Conagra Inc., 7.875% due 9/15/2010                                    Baa1/BBB+         181,151
4,000,000                 Diageo Capital PLC, 3.375% due 3/20/2008                              A2/A+             3,999,308
250,000                   General Mills, 4.75% due 10/8/2003                                    Baa2/BBB+         253,543
300,000                   General Mills, 5.50% due 1/12/2009                                    Baa2/BBB+         326,058
125,000                   Grand Metropolitan Investment Corp., 0% due 1/6/2004                  A2/A+             123,094
145,000                   Kellogg Co., 6.625% due 1/29/2004                                     Baa2/BBB          150,851
186,000                   Kellogg Co., 4.875% due 10/15/2005                                    Baa2/BBB          197,217
900,000                   Sara Lee Corp. Medium Term Note, 6.00% due 1/15/2008                  A3/A+             995,927
1,000,000                 Sysco International Co., 6.10% due 6/1/2012                           A1/AA-            1,125,365

                                                                                                                  11,741,777

HEALTHCARE EQUIPMENT &
SERVICES
500,000                   Baxter International Inc., 5.25% due 5/1/2007                         A3/A              532,186
250,000                   Boston Scientific Corp., 6.625% due 3/15/2005                         Baa2/BBB          266,742
1,200,000                 Kaiser Foundation Hospitals, 8.75% due 8/11/2003                      A3/A              1,225,947

                                                                                                                  2,024,875

HOUSEHOLD & PERSONAL
PRODUCTS
2,000,000                 Gillette Co., 4.00% due 6/30/2005                                     Aa3/AA-           2,097,320
2,000,000                 Gillette Co., 2.875% due 3/15/2008                                    Aa3/AA-           1,975,848
900,000                   Nike Inc., 5.50% due 8/15/2006                                        A2/A              982,257
300,000                   Procter & Gamble Co., 4.75% due 6/15/2007                             Aa3/AA-           322,540
2,000,000                 Procter & Gamble Co., 4.30% due 8/15/2008                             Aa3/AA-           2,106,418

                                                                                                                  7,484,383

HOTELS RESTAURANTS &
LEISURE
225,000                   Hyatt Equities LLC, 9.25% due 5/15/2005                               Baa3/BBB          243,044
500,000                   Wendy's International Inc., 6.35% due 12/15/2005                      Baa1/BBB+         545,414

                                                                                                                  788,458

INSURANCE
800,000                   AIG Sunamerica Global Financing, 5.10% due 1/17/2007                  Aaa/AAA           854,146
900,000                   Allstate Corp., 5.375% due 12/1/2006                                  A1/A+             977,197
200,000                   AON Corp., 6.90% due 7/1/2004                                         Baa2/A-           209,920
170,000                   Equitable Iowa Cos., 8.50% due 2/15/2005                              Aa3/A+            186,603
855,000                   Manufacturers Life Insurance Co., 7.875% due 4/15/2005                A1/AA-            938,264
550,000                   Marsh & Mclennan Cos. Inc., 4.85% due 2/15/2013                       A2/AA-            558,269
450,000                   Metlife Inc., 5.25% due 12/1/2006                                     A2/A              482,794
800,000                   Old Republic International Corp., 7.00% due 6/15/2007                 Aa3/A+            877,617
700,000                   Principal Financial Group Australia, 8.20% due 8/15/2009              A3/A              819,988
900,000                   USF&G Corp., 7.125% due 6/1/2005                                      A2/BBB+           971,125

                                                                                                                  6,875,923

MATERIALS
75,000                    Chevron Phillips Chemical, 5.375% due 6/15/2007                       Baa1/BBB+         78,827
500,000                   Chevron Phillips Chemical, 7.00% due 3/15/2011                        Baa1/BBB+         556,308
1,400,000                 Chevrontexaco Capital Co., 3.50% due 9/17/2007                        Aa2/AA            1,428,896
350,000                   Dow Chemical Co., 5.75% due 12/15/2008                                A3/A-             366,828
200,000                   Du Pont EI De Nemours & Co., 8.25% due 9/15/2006                      Aa3/AA-           237,076
1,000,000                 Du Pont EI De Nemours & Co., 4.75% due 11/15/2012                     Aa3/AA-           1,025,578
325,000                   Du Pont EI De Nemours & Co., 4.125% due 3/6/2013                      Aa3/AA-           317,423
475,000                   Eastman Chemical Co., 6.375% due 1/15/2004                            Baa2/BBB          491,830
400,000                   Hoechst Celanese Corp., 6.125% due 2/1/2004                           Baa2/NR           414,809
200,000                   Hoechst Celanese Corp., 7.125% due 3/15/2009                          Baa2/A+           219,410
75,000                    Lafarge Corp., 6.375% due 7/15/2005                                   Baa1/BBB          80,667
635,000                   Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                      A2/A+             701,003
2,000,000                 Minnesota Mining & Manufacturing Co., 4.15% due 6/30/2005             Aa1/AA            2,104,786

                                                                                                                  8,023,441

MEDIA
750,000                   AOL Time Warner Inc., 6.75% due 4/15/2011                             Baa1/BBB+         796,058
80,000                    E W Scripps Co. Ohio, 5.75% due 7/15/2012                             A2/A              87,387
300,000                   New York Times Co., 4.625% due 6/25/2007                              A1/A+             312,866
255,000                   Scholastic Corp., 5.75% due 1/15/2007                                 Baa2/BBB          273,958
200,000                   Time Warner Inc., 8.05% due 1/15/2016                                 Baa1/BBB+         218,706
125,000                   Tribune Co., 6.875% due 11/1/2006                                     A3/NR             140,061

                                                                                                                  1,829,036

PHARMACEUTICALS &
BIOTECHNOLOGY
1,000,000                 Abbott Labs, 6.40% due 12/1/2006                                      Aa3/AA            1,123,875
500,000                   Bristol Myers Squibb Co., 4.75% due 10/1/2006                         Aa2/AA            529,611
1,850,000                 Eli Lilly & Co., 5.50% due 7/15/2006                                  Aa3/AA            2,022,594
1,825,000                 Pfizer Inc., 3.30% due 3/2/2009                                       Aaa/AAA           1,808,500

                                                                                                                  5,484,580

REAL ESTATE MANAGEMENT
& DEVELOPMENT
253,670                   Fifty Seventh Street Associates LLC, 7.125% due 6/1/2017              NA/A              241,114
405,000                   Prime Property Funding II Inc., 7.00% due 8/15/2004                   A2/A              430,626

                                                                                                                  671,740

RETAILING
500,000                   Costco Wholesale Corp., 5.50% due 3/15/2007                           A2/A              545,191
100,000                   Dayton Hudson Corp., 9.625% due 2/1/2008                              A2/A+             126,017
150,000                   Dillard's Inc., 7.375% due 6/1/2006                                   Ba3/BB+           151,500
1,400,000                 Duty Free International Inc., 7.00% due 1/15/2004                     Baa2/NR           686,000
800,000                   Sears Roebuck & Co., 9.20% due 2/6/2012                               Baa1/A-           919,732
1,000,000                 Target Corp., 3.375% due 3/1/2008                                     A2/A+             996,934
700,000                   Target Corp., 5.875% due 3/1/2012                                     A2/A+             760,264
900,000                   Wal Mart Stores Inc., 6.875% due 8/10/2009                            Aa2/AA            1,063,770
531,551                   Wal Mart Stores Inc., 8.57% due 1/2/2010                              Aa2/AA            629,798
336,878                   Wal Mart Stores Inc., 1992-A1 Pass Through Certificate, 7.49% due     Aa2/AA            373,042
                          6/21/2007

                                                                                                                  6,252,248

TECHNOLOGY - HARDWARE &
EQUIPMENT
275,000                   Computer Associates International Inc., 6.25% due 4/15/2003           Baa2/BBB+         276,375
2,000,000                 Computer Sciences Corp, 3.50% due 4/15/2008                           A2/A              1,979,320
158,000                   Computer Sciences Corp., 7.50% due 8/8/2005                           A2/A              175,948
350,000                   Computer Sciences Corp., 6.75% due 6/15/2006                          A2/A              390,248
300,000                   Computer Sciences Corp., 6.25% due 3/15/2009                          A2/A              333,091
1,317,000                 Computer Sciences Corp., 7.375% due 6/15/2011                         A2/A              1,547,452
250,000                   Electronic Data Systems, 6.85% due 10/15/2004                         Baa2/A-           258,125
900,000                   First Data Corp., 5.625% due 11/1/2011                                A1/A+             974,334
500,000                   International Business Machine, 4.875% due 10/1/2006                  A1/A+             537,351
1,000,000                 International Business Machine, 4.25% due 9/15/2009                   A1/A+             1,035,804
1,800,000                 Oracle Corp., 6.72% due 2/15/2004                                     A3/A-             1,882,791
1,200,000                 Oracle Corp., 6.91% due 2/15/2007                                     A3/A-             1,356,509
1,950,000                 Sun Microsystems Inc., 7.50% due 8/15/2006                            Baa1/BBB          2,108,221

                                                                                                                  12,855,569

TELECOMMUNICATION
SERVICES
900,000                   Cingular Wireless, 5.625% due 12/15/2006                              A3/A+             962,033
50,000                    TCI Communications Inc., 8.00% due 8/1/2005                           Baa3/BBB          54,531
1,500,000                 Verizon Wireless Capital LLC, 5.375% due 12/15/2006                   A3/A+             1,603,450

                                                                                                                  2,620,014

TRANSPORTATION
212,215                   Continental Airlines Pass Through Certificate Series 1997 4           Baa1/A            175,688
                          Class-4A, 6.90% due 1/2/2018
225,000                   CSX Corp., 7.45% due 5/1/2007                                         Baa2/BBB          257,205
404,724                   Delta Air Lines Inc. EETC Series 2001-1 Class-A, 6.619% due           A3/A+             378,501
                          3/18/2011
100,000                   Hertz Corp., 7.00% due 7/15/2003                                      Baa3/BBB-         100,947
134,673                   Northwest Airlines 1999-2 Class-A, 7.575% due 9/1/2020                A3/AA-            125,595
271,162                   Southwest Airlines Co., 5.10% due 5/1/2006                            Aa2/AA+           287,224
1,012,000                 Southwest Airlines Co., 7.875% due 9/1/2007                           Baa1/A            1,149,814
695,745                   US Air Inc. EETC, 7.50% due 4/15/2008                                 Ba3/CCC           430,137

                                                                                                                  2,905,111

UTILITIES
175,000                   Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)             Aaa/AAA           200,823
200,000                   Central Louisiana Electric Co. Inc., 6.55% due 5/19/2003              Baa1/BBB          201,113
850,000                   DPL Inc., 8.25% due 3/1/2007                                          Baa2/BBB-         888,048
1,245,000                 Duke Capital Corp. Senior Note, 7.25% due 10/1/2004                   Baa2/BBB+         1,285,586
200,000                   Entergy Mississippi Inc., 6.45% due 4/1/2008 (Insured: AMBAC)         Aaa/AAA           205,259
950,000                   Madison Gas & Electric Co., 6.02% due 9/15/2008                       Aa3/AA-           1,030,083
800,000                   Minnesota Power & Light Co., 7.00% due 2/15/2007                      Baa1/A            877,284
185,244                   Niagara Mohawk Power Corp., 7.375% due 7/1/2003                       Baa3/BBB-         187,642
200,000                   Northern Illinois Gas Co., 5.75% due 6/1/2003                         Aa1/AA            201,198
250,000                   Pacificorp, 6.75% due 4/1/2005                                        A3/A              271,605
210,000                   Pennsylvania Power and Light Co., 6.55% due 3/1/2006 (Insured:        Aaa/AAA           233,610
                          MBIA)
245,000                   PSI Energy Inc., 6.65% due 6/15/2006                                  A3/A-             265,653
500,000                   PSI Energy Inc., 7.85% due 10/15/2007                                 Baa1/BBB          562,700
1,000,000                 Public Service Co. Colorado 1st Collateral Trust Bond Series          Baa1/BBB+         1,009,807
                          11144A, 4.875% due 3/1/2013
275,000                   Public Service Electric & Gas Co., 6.75% due 3/1/2006 (Insured:       Aaa/AAA           307,741
                          MBIA)
50,000                    Virginia Electric & Power Co., 8.00% due 3/1/2004 (Insured: MBIA)     Aaa/AAA           53,023
80,000                    Wisconsin Electric Power Co., 7.25% due 8/1/2004                      Aa2/A-            85,093
350,000                   Wisconsin Energy Corp., 5.50% due 12/1/2008                           A2/BBB+           383,372
1,150,000                 Wisconsin Public Service Corp., 6.125% due 8/1/2011                   Aa1/AA-           1,278,514

                                                                                                                  9,528,154

MISCELLANEOUS
500,000                   Stanford University, 5.85% due 3/15/2009                              Aaa/NA            559,554

YANKEE
745,000                   Manitoba Province Canada, 6.125% due 1/19/2004                        Aa2/AA-           772,453
715,000                   National Westminster Bank, 7.375% due 10/1/2009                       Aa2/A+            861,009
500,000                   Nova Scotia Province Canada, 5.75% due 2/27/2012                      A3/A-             556,131

                                                                                                                  2,189,593

                          Total Corporate Bonds (Cost $130,590,879)                                               136,590,558

TAXABLE MUNICIPAL BONDS
- 15.40%
150,000                   American Fork City Utah Sales, 2.40% due 3/1/2005 (Insured: FSA)      Aaa/AAA           150,866
200,000                   American Fork City Utah Sales, 4.89% due 3/1/2012 (Insured: FSA)      Aaa/AAA           203,390
189,000                   Arkansas Electric Coop Corp., 7.33% due 6/30/2008                     A2/AA-            209,013
300,000                   Arkansas State Taxable Water Waste Disposal Series A, 5.50% due       Aa2/AA            322,203
                          7/1/2005
230,000                   Aurora Indiana School Building Corp. Taxable Refunding 1st            NR/AA-            230,998
                          Mortgage, 2.30% due 2/10/2004
235,000                   Aurora Indiana School Building Corp. Taxable Refunding 1st            NR/AA-            236,469
                          Mortgage, 2.50% due 8/10/2004
800,000                   Baton Rouge LA Taxable Series B, 2.60% due 1/15/2005 (Insured:        Aaa/AAA           809,168
                          AMBAC)
1,315,000                 Bessemer Alabama Water Revenue Taxable Warrants Series B, 7.375%      Aaa/AAA           1,456,468
                          due 7/1/2008 (Insured: FSA)
150,000                   Brockton MA Taxable Economic Development Series A, 6.45% due          Aaa/AAA           167,796
                          5/1/2017 (Insured: FGIC)
370,000                   Burbank California Waste Disposal Revenue, 5.29% due 5/1/2007         Aaa/AAA           397,169
                          (Insured: FSA)
310,000                   Burbank California Waste Disposal Revenue, 5.48% due 5/1/2008         Aaa/AAA           336,394
                          (Insured: FSA)
200,000                   Chicago Illinois Taxable Neighborhoods Alive Series B, 5.20% due      Aaa/AAA           215,504
                          9/1/2006 (Insured: FGIC)
1,025,000                 Connecticut State Development Authority, 8.55% due 8/15/2005          NR/A+             1,126,280
1,870,000                 Connecticut State Housing Finance Authority, 3.10% due 6/15/2032      Aaa/AAA           1,890,046
                          (Insured: AMBAC)
900,000                   Denver City and County Special Facilities Taxable Refunding and       Aaa/AAA           1,041,264
                          Improvement Series B, 7.15% due 1/1/2008 (Insured: MBIA)
500,000                   Duke University Revenue, 6.19% due 6/1/2004 (Duke University          Aa3/NR            526,050
                          Hospital Project A)
130,000                   Duquesne Pennsylvania General Obligation, 6.95% due 12/15/2003        Aaa/AAA           134,997
                          (Insured: MBIA)
155,000                   Fairfax County Virginia Redevelopment and Housing Series A, 7.72%     NR/NR             157,722
                          due 8/1/2009
365,000                   Green Bay Wisconsin Series B, 4.875% due 4/1/2011 (Insured: MBIA)     Aaa/NR            374,479
305,000                   Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)        Aaa/NR            310,920
245,000                   Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)        Aaa/NR            250,365
315,000                   Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)        Aaa/NR            320,289
845,000                   Idaho Housing Multi Family Housing Revenue Series 94-B, 8.15% due     A2/NR             911,104
                          7/1/2004
55,000                    Illinois Housing Development Authority Taxable Multi Family Program   A1/A+             58,539
                          Series 2, 7.85% due 3/1/2005
440,000                   Indiana Bond Bank Taxable School Severance Series 2, 2.54% due        Aaa/AAA           444,950
                          7/15/2004 (Insured: FGIC)
450,000                   Indiana Bond Bank Taxable School Severance Series 2, 2.74% due        Aaa/AAA           456,260
                          1/15/2005 (Insured: FGIC)
500,000                   Jefferson County Texas Navigation Taxable Refunding, 5.50% due        Aaa/NR            531,570
                          5/1/2010 (Insured: FSA)
405,000                   King County Washington General Obligation, 7.55% due 12/1/2005        Aa1/AA+           459,448
510,000                   Maryland State Economic Development Corp., 7.25% due 6/1/2008         NR/NR             564,029
                          (Maryland Tech. Development Center Project)
240,000                   McKeesport Pennsylvania Taxable Series B, 6.60% due 3/1/2006          Aaa/AAA           267,214
                          (Insured: MBIA)
140,000                   Mississippi State Taxable Business Series V, 7.125% due 9/1/2006      NR/AA             159,085
100,000                   Montgomery County Maryland Revenue Authority, 5.00% due 2/15/2012     Aa2/AA+           102,143
160,000                   New Orleans Home Mortgage Authority Single Family Mortgage Revenue    Aaa/AAA           51,238
                          Refunding Series 1994-A, 0% due 10/1/2015 (Insured: MBIA)
150,000                   New Rochelle New York Industrial Development Agency, 7.15% due        Aa3/A+            162,465
                          10/1/2014
3,500,000                 New York Environmental Facilities, 5.85% due 3/15/2011                NR/AA-            3,842,405
1,000,000                 North Carolina Municipal Power Agency Taxable Series B, 3.26% due     Baa1/BBB+         1,008,120
                          1/1/2005
1,600,000                 Northwest Open Access Network Washington Revenue, 6.18% due           Aaa/AAA           1,788,944
                          12/1/2008 (Insured: AMBAC)
1,150,000                 Ohio Petroleum Underground Storage, 6.75% due 8/15/2008 (Insured:     Aaa/AAA           1,189,042
                          MBIA)
205,000                   Oregon State Department Administrative Lottery Revenue Taxable B,     Aaa/AAA           216,078
                          4.90% due 4/1/2005 (Insured: FSA)
250,000                   Passaic County New Jersey Multi Modal Taxable Refunding Series B,     Aaa/AAA           273,680
                          6.23% due 9/1/2005 (Insured: FSA)
710,000                   Pima County Arizona Industrial Development Authority Series E,        Baa3/NR           819,510
                          9.05% due 7/1/2008
540,000                   San Francisco City and County Redevelopment Project Series B, 7.80%   A2/A              582,703
                          due 8/1/2004
2,365,000                 Sisters Providence Obligation Group Direct Obligation Notes Series    A1/AA-            2,737,890
                          1997, 7.47% due 10/1/2007
400,000                   South Dakota Building Authority Revenue, 7.00% due 9/1/2005 (ETM)#    Aaa/AAA           444,096
2,240,000                 St. Louis Municipal Finance Corp. Firemans Retirement System, 6.35%   Aaa/AAA           2,448,074
                          due 8/1/2005 (Insured: MBIA)
500,000                   Tennessee State Taxable Series B, 6.00% due 2/1/2013                  Aa2/AA            541,250
245,000                   Texas Tech University Revenue, 6.00% due 8/15/2011 (Insured: MBIA)    Aaa/AAA           270,889
1,000,000                 University Illinois Revenue, 6.35% due 4/1/2011 (Insured: FGIC)       Aaa/AAA           1,127,790
1,000,000                 Victor New York Taxable Tax Increment, 9.20% due 5/1/2014             NR/NR             1,061,300
505,000                   Virginia Housing Development Authority Taxable Rental Housing         Aa1/AA+           581,376
                          Series I, 7.30% due 2/1/2008
250,000                   Virginia Housing Development Multi Family Taxable Series A, 7.125%    Aa1/AA+           255,963
                          due 11/1/2003
1,510,000                 Weber Basin Utah Water Conservation Taxable Series B, 2.36% due       Aaa/NR            1,514,938
                          10/1/2003 (Insured: AMBAC)
1,500,000                 West Valley City Utah Municipal Building Lease Refunding Taxable,     Aa2/NR            1,693,905
                          7.67% due 5/1/2006

                          Total Taxable Municipal Bonds (Cost $35,157,764)                                        37,433,848

FOREIGN SECURITIES -
1.50%
2,000,000                 British Columbia Province, 9.00% due 6/21/2004 (Canadian Dollars)     Aa2/AA-           1,445,877
2,000,000                 Federal Republic of Germany, 5.00% due 8/19/2005 (EURO)               Aaa/AAA           2,299,344

                          Total Foreign Securities (Cost $3,340,720)                                              3,745,221

COMMERCIAL PAPER - 8.20%
7,500,000                 American Express Credit Corp., 1.20% due 4/2/2003                     NR/NR             7,499,750
3,500,000                 American General Finance, 1.35% due 4/4/2003                          NR/NR             3,499,606
5,600,000                 Citicorp Inc., 1.25% due 4/7/2003                                     NR/NR             5,598,833
1,900,000                 Kraft Foods Inc., 1.31% due 4/3/2003                                  NR/NR             1,899,862
1,500,000                 Toyota Motor Credit Corp., 1.20% due 4/1/2003                         NR/NR             1,500,000

                          Total Commercial Paper (Cost $19,998,051)                                               19,998,051

                          TOTAL INVESTMENTS  (97%) (Cost $224,658,212)                                            $ 235,651,356


*                         Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. Dollar.
+                         Credit ratings are unaudited.
See notes to financial statements.




Index Comparisons

GOVERNMENT FUND
Index Comparisons
The charts below compare performance of the Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index and the Consumer Price Index for the periods ended March 31, 2003. On March 31, 2003, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.7 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term U.S. Government Fund Class A Total Returns, Since November 30, 1987, versus Lehman Brothers Intermediate Government Bond Index and Consumer Price Index (C.P.I.)

Lehman Govt. Int. Index
Fund A Shares
CPI

Average Annual Total Returns
(periods ending 3/31/03) (at max. offering price)

A Shares

One Year:                           9.64%
Five Years:                         6.43%
Ten Years:                          5.80%
From Inception (11/16/87):          6.96%


Thornburg Limited Term U.S. Government Fund Class C Total Returns, Since Inception, versus Lehman Brothers
Intermediate Government Bond Index and Consumer Price Index (C.P.I.)

Lehman Govt. Int. Index
Fund C Shares
CPI

Average Annual Total Returns
(periods ending 3/31/03)

C Shares

One Year:                          10.92%
Five Years:                         6.37%
From Inception (9/1/94):            6.33%

Index Comparisons

INCOME FUND
Index Comparisons
The charts below compare performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government/Credit Index and the Consumer Price Index for the periods ended March 31, 2003. On March 31, 2003, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.5 years and 4.2 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Income Fund Class A Total Returns, Since Inception, versus Lehman Brothers Government/Credit Index and Consumer Price Index (C.P.I.)


Lehman Gov./Credit. Index
Fund A Shares
CPI

Average Annual Total Returns
(periods ending 3/31/03) (at max. offering price)
A Shares

One Year:                  9.72%
Five Years:                6.31%
Ten Years:                 6.32%
From Inception (10/1/92):  6.43%

INCOME FUND
Index Comparisons
The charts below compare performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government/Credit Index and the Consumer Price Index for the periods ended March 31, 2003. On March 31, 2003, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.5 years and 4.2 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Thornburg Limited Term Income Fund Class A Total Returns, Since Inception, versus Lehman Brothers Government/Credit Index and Consumer Price Index (C.P.I.)

Lehman Gov./Credit. Index
Fund A Shares
CPI

Average Annual Total Returns
(periods ending 3/31/03) (at max. offering price)
A Shares

One Year:                  9.72%
Five Years:                6.31%
Ten Years:                 6.32%
From Inception (10/1/92):  6.43%

Thornburg Limited Term Income Fund Class C Total Returns, Since Inception, versus Lehman Brothers Government/Credit Index and Consumer Price Index (C.P.I.)

Lehman Gov./Credit. Index
Fund C Shares
CPI

Average Annual Total Returns
(periods ending 3/31/03)
C Shares

One Year:                          10.98%
Five Years:                         6.21%
From Inception (9/1/94):            6.52%

Thornburg Limited Term U.S. Government Fund
A Shares
Outperformed U.S. Government Money Market Index
(unaudited)

Investors sometimes ask us to compare the returns of the Limited Term U.S. Government Fund to money market fund returns. These investments have certain differences, and investors in the Limited Term U.S. Government Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 3/31/93 through 3/31/03 (after sales charge and fund expenses)

Lipper U.S. Gov't
Money Market Index                          $4,993

Thornburg Limited Term
U.S. Government Fund                         $7580

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for the Class A and C shares of the Fund. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Lipper U.S. Government Money Market Index" for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $13.06 per share and the ending NAV of $13.28 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.
Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term U.S. Government Fund invests in short-to-intermediate maturity U.S. Government and agency obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTUSX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly.

Thornburg Limited Term Income Fund
 a shares
Outperformed Lipper Money Market Index
(unaudited)

Investors sometimes ask us to compare the returns of the Limited Term Income Fund to money market fund returns. These investments have certain differences, and investors in the Limited Term Income Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 3/31/93 through 3/31/03 (after sales charge and fund expenses)

Lipper Taxable Money
Market Index                        $5,153

Thornburg Limited Term
Income Fund                         $8,450

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for the Class A and C shares of the Fund. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Lipper Money Market Index" for the months covered by this analysis. The return for Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.51 per share and the ending NAV of $12.90 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.
Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Income Fund invests in short-to-intermediate maturity fixed income obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THIFX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIFX also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.